American Century Investments®
Quarterly Portfolio Holdings
International Bond Fund
January 31, 2022

International Bond - Schedule of Investments
JANUARY 31, 2022 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 61.5%
Australia — 3.0%
Australia Government Bond, 2.75%, 4/21/24	AUD	19,437,000	14,311,544
Australia Government Bond, 1.50%, 6/21/31	AUD	6,500,000	4,452,301
Australia Government Bond, 3.00%, 3/21/47	AUD	2,140,000	1,664,330
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	4,748,000	3,555,248
			23,983,423
Austria — 1.2%
Republic of Austria Government Bond, 3.40%, 11/22/22(1)	EUR	2,598,000	3,013,938
Republic of Austria Government Bond, 0.75%, 10/20/26(1)	EUR	2,352,000	2,755,198
Republic of Austria Government Bond, 4.15%, 3/15/37(1)	EUR	2,220,000	3,860,067
			9,629,203
Belgium — 0.7%
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	576,000	1,044,976
Kingdom of Belgium Government Bond, 1.60%, 6/22/47(1)	EUR	3,329,000	4,265,511
			5,310,487
Canada — 3.8%
Canadian Government Bond, 0.25%, 4/1/24	CAD	4,000,000	3,073,563
Canadian Government Bond, 0.25%, 3/1/26	CAD	2,000,000	1,490,147
Canadian Government Bond, 0.50%, 12/1/30	CAD	16,700,000	11,811,852
Canadian Government Bond, 2.75%, 12/1/48	CAD	1,250,000	1,130,447
Canadian Government Bond, 2.00%, 12/1/51	CAD	1,200,000	932,217
Province of Ontario Canada, 2.85%, 6/2/23	CAD	549,000	440,805
Province of Quebec Canada, 5.75%, 12/1/36	CAD	8,744,000	9,355,719
Province of Quebec Canada, 5.00%, 12/1/41	CAD	800,000	830,940
Province of Quebec Canada, 3.50%, 12/1/48	CAD	1,751,000	1,537,064
			30,602,754
China — 14.9%
China Development Bank, 3.50%, 8/13/26	CNY	128,500,000	20,873,723
China Development Bank, 3.50%, 8/13/26	CNY	23,000,000	3,736,637
China Government Bond, 2.57%, 5/20/23	CNY	98,000,000	15,490,996
China Government Bond, 2.88%, 11/5/23	CNY	93,000,000	14,804,265
China Government Bond, 1.99%, 4/9/25	CNY	53,000,000	8,230,547
China Government Bond, 3.25%, 6/6/26	CNY	120,400,000	19,552,339
China Government Bond, 3.12%, 12/5/26	CNY	38,700,000	6,259,449
China Government Bond, 2.85%, 6/4/27	CNY	1,500,000	239,551
China Government Bond, 3.01%, 5/13/28	CNY	16,000,000	2,570,617
China Government Bond, 3.29%, 5/23/29	CNY	15,000,000	2,449,131
China Government Bond, 2.68%, 5/21/30	CNY	78,200,000	12,169,598
China Government Bond, 3.86%, 7/22/49	CNY	30,900,000	5,286,090
China Government Bond, 3.39%, 3/16/50	CNY	24,800,000	3,917,152
China Government Bond, 3.81%, 9/14/50	CNY	20,000,000	3,405,425
			118,985,520
Czech Republic — 0.3%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	58,020,000	2,688,229
Denmark — 0.7%
Denmark Government Bond, 4.50%, 11/15/39	DKK	12,620,000	3,326,703
Denmark Government Bond, 0.25%, 11/15/52(1)	DKK	14,000,000	2,049,416
			5,376,119

Dominican Republic — 0.2%
Dominican Republic International Bond, 5.95%, 1/25/27		$1,400,000	1,536,514
Egypt — 0.6%
Egypt Government International Bond, 7.50%, 1/31/27(1)		4,900,000	4,968,203
Finland — 0.8%
Finland Government Bond, 0.125%, 4/15/36(1)	EUR	2,500,000	2,666,432
Finland Government Bond, 1.375%, 4/15/47(1)	EUR	2,390,000	3,219,009
Finland Government Bond, 0.125%, 4/15/52(1)	EUR	600,000	583,898
			6,469,339
France — 2.4%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	234,680	279,468
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	346,000	540,914
French Republic Government Bond OAT, 0.00%, 11/25/29(2)	EUR	1,850,000	2,049,512
French Republic Government Bond OAT, 2.50%, 5/25/30	EUR	3,535,000	4,732,105
French Republic Government Bond OAT, 1.50%, 5/25/31	EUR	1,460,000	1,821,929
French Republic Government Bond OAT, 5.75%, 10/25/32	EUR	1,060,000	1,870,054
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	4,688,000	7,934,115
			19,228,097
Germany — 0.6%
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/50(2)	EUR	4,150,000	4,347,692
Ghana — 0.2%
Ghana Government International Bond, 7.875%, 3/26/27		$1,700,000	1,419,139
Greece — 0.6%
Hellenic Republic Government Bond, 1.50%, 6/18/30(1)	EUR	2,000,000	2,227,411
Hellenic Republic Government Bond, 0.75%, 6/18/31(1)	EUR	2,600,000	2,676,798
			4,904,209
Indonesia — 0.4%
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	41,300,000,000	3,222,620
Ireland — 1.4%
Ireland Government Bond, 1.10%, 5/15/29	EUR	4,650,000	5,578,189
Ireland Government Bond, 0.00%, 10/18/31(2)	EUR	750,000	810,830
Ireland Government Bond, 0.40%, 5/15/35	EUR	4,500,000	4,914,702
Ireland Government Bond, 1.50%, 5/15/50	EUR	60,000	75,832
			11,379,553
Italy — 5.9%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	8,152,000	9,554,784
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	9,382,000	11,223,765
Italy Buoni Poliennali Del Tesoro, 0.00%, 4/1/26(2)	EUR	8,850,000	9,770,703
Italy Buoni Poliennali Del Tesoro, 0.25%, 3/15/28	EUR	5,400,000	5,882,976
Italy Buoni Poliennali Del Tesoro, 1.35%, 4/1/30	EUR	1,450,000	1,667,560
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	5,194,000	8,881,006
			46,980,794
Japan — 9.1%
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	1,922,200,000	21,594,380
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	2,303,950,000	25,367,853
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	96,350,000	975,724
Japan Government Thirty Year Bond, 0.70%, 9/20/51	JPY	1,435,000,000	12,237,340
Japan Government Twenty Year Bond, 0.30%, 12/20/39	JPY	427,200,000	3,583,119
Japanese Government CPI Linked Bond, 0.10%, 3/10/28	JPY	813,158,892	7,335,247
Japanese Government CPI Linked Bond, 0.10%, 3/10/29	JPY	162,376,550	1,468,980
			72,562,643
Jordan — 0.2%
Jordan Government International Bond, 7.375%, 10/10/47(1)		$1,700,000	1,676,736
Malaysia — 0.6%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	20,675,000	5,089,626

Mexico — 0.7%
Mexican Bonos, 7.75%, 5/29/31	MXN	44,200,000	2,152,297
Nacional Financiera SNC, MTN, 0.78%, 3/29/22	JPY	400,000,000	3,476,151
			5,628,448
Netherlands — 1.5%
Netherlands Government Bond, 0.50%, 7/15/26(1)	EUR	7,639,000	8,870,622
Netherlands Government Bond, 2.75%, 1/15/47(1)	EUR	913,000	1,629,545
Netherlands Government Bond, 0.01%, 1/15/52(1)	EUR	1,000,000	996,820
			11,496,987
New Zealand — 1.2%
New Zealand Government Bond, 0.50%, 5/15/24	NZD	13,403,000	8,500,861
New Zealand Government Bond, 1.50%, 5/15/31	NZD	2,180,000	1,305,536
			9,806,397
Norway — 0.1%
Norway Government Bond, 1.75%, 9/6/29(1)	NOK	8,270,000	917,021
Poland — 0.4%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	12,035,000	2,970,170
Portugal — 0.2%
Portugal Obrigacoes do Tesouro OT, 4.10%, 2/15/45(1)	EUR	950,000	1,681,626
Singapore — 0.4%
Singapore Government Bond, 2.875%, 7/1/29	SGD	3,760,000	3,004,176
Spain — 3.4%
Spain Government Bond, 4.40%, 10/31/23(1)	EUR	2,275,000	2,771,154
Spain Government Bond, 1.60%, 4/30/25(1)	EUR	4,823,000	5,729,732
Spain Government Bond, 0.00%, 1/31/28(2)	EUR	2,000,000	2,205,179
Spain Government Bond, 5.15%, 10/31/28(1)	EUR	3,933,000	5,828,287
Spain Government Bond, 0.10%, 4/30/31(1)	EUR	3,750,000	3,998,069
Spain Government Bond, 1.85%, 7/30/35(1)	EUR	800,000	993,694
Spain Government Bond, 5.15%, 10/31/44(1)	EUR	380,000	750,784
Spain Government Bond, 2.70%, 10/31/48(1)	EUR	3,210,000	4,611,155
			26,888,054
Sweden — 0.2%
Sweden Government Bond, 3.50%, 3/30/39	SEK	9,400,000	1,487,322
Switzerland — 0.5%
Swiss Confederation Government Bond, 0.50%, 5/27/30	CHF	1,233,000	1,386,577
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	1,995,000	2,863,190
			4,249,767
Thailand — 0.9%
Thailand Government Bond, 3.85%, 12/12/25	THB	210,450,000	6,967,314
Tunisia — 0.2%
Tunisian Republic, 5.75%, 1/30/25		$1,600,000	1,244,800
Turkey — 0.3%
Turkey Government International Bond, 6.875%, 3/17/36		2,200,000	1,998,649
United Kingdom — 3.9%
United Kingdom Gilt, 0.125%, 1/30/26	GBP	5,000,000	6,481,472
United Kingdom Gilt, 4.75%, 12/7/30	GBP	2,520,000	4,384,692
United Kingdom Gilt, 4.50%, 12/7/42	GBP	4,128,000	8,530,854
United Kingdom Gilt, 4.25%, 12/7/49	GBP	2,016,000	4,427,825
United Kingdom Gilt, 4.25%, 12/7/55	GBP	2,990,000	7,086,801
			30,911,644
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $475,015,794)			489,613,275
CORPORATE BONDS — 21.2%
Belgium — 0.1%
Anheuser-Busch InBev SA, MTN, 1.65%, 3/28/31	EUR	1,000,000	1,184,383

Bermuda — 0.1%
Aircastle Ltd., 5.25%, 8/11/25(1)		$413,000	447,012
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)		640,000	626,573
			1,073,585
Canada — 0.1%
Cenovus Energy, Inc., 2.65%, 1/15/32		270,000	256,870
TransCanada PipeLines Ltd., 2.50%, 10/12/31		330,000	314,083
			570,953
Cayman Islands — 0.2%
Avolon Holdings Funding Ltd., 4.25%, 4/15/26(1)		264,000	274,176
Avolon Holdings Funding Ltd., 2.53%, 11/18/27(1)		158,000	149,999
Avolon Holdings Funding Ltd., 2.75%, 2/21/28(1)		700,000	670,181
Seagate HDD Cayman, 4.875%, 3/1/24		318,000	329,448
			1,423,804
France — 0.6%
BNP Paribas SA, MTN, VRN, 2.00%, 5/24/31	GBP	1,000,000	1,296,837
BPCE SA, MTN, 2.875%, 4/22/26	EUR	100,000	121,000
Credit Agricole Assurances SA, VRN, 2.625%, 1/29/48	EUR	1,000,000	1,162,883
Orange SA, MTN, 5.25%, 12/5/25	GBP	150,000	227,904
Societe Generale SA, MTN, 1.25%, 12/7/27	GBP	1,700,000	2,128,881
			4,937,505
Germany — 1.7%
Bayer AG, VRN, 2.375%, 11/12/79	EUR	1,000,000	1,109,868
Commerzbank AG, MTN, VRN, 4.00%, 12/5/30	EUR	1,100,000	1,325,099
Daimler AG, MTN, 1.00%, 11/15/27	EUR	1,000,000	1,155,432
Deutsche Bank AG, MTN, 2.625%, 12/16/24	GBP	1,500,000	2,031,541
Deutsche Bank AG, VRN, 2.31%, 11/16/27		$621,000	603,687
Deutsche Bank AG, VRN, 4.30%, 5/24/28		1,331,000	1,352,717
Deutsche Bank AG, VRN, 4.875%, 12/1/32		955,000	999,731
Deutsche Telekom AG, MTN, 1.375%, 7/5/34	EUR	700,000	808,187
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	2,585,000	3,045,069
Kreditanstalt fuer Wiederaufbau, MTN, 0.01%, 5/5/27	EUR	1,000,000	1,122,461
			13,553,792
Ireland — 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/28		$322,000	315,857
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.40%, 10/29/33		340,000	330,316
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.85%, 10/29/41		153,000	149,809
Castlelake Aviation Finance DAC, 5.00%, 4/15/27(1)		965,000	942,564
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		770,000	879,161
			2,617,707
Italy — 0.9%
Intesa Sanpaolo SpA, MTN, 3.93%, 9/15/26	EUR	1,600,000	1,957,986
Intesa Sanpaolo SpA, VRN, 4.20%, 6/1/32(1)		$1,645,000	1,577,260
Telecom Italia SpA, MTN, 4.00%, 4/11/24	EUR	500,000	586,378
UniCredit SpA, MTN, VRN, 2.00%, 9/23/29	EUR	600,000	674,016
UniCredit SpA, VRN, 3.13%, 6/3/32(1)		$950,000	898,033
UniCredit SpA, VRN, 5.86%, 6/19/32(1)		1,200,000	1,280,916
			6,974,589
Luxembourg — 1.3%
European Financial Stability Facility, MTN, 0.40%, 5/31/26	EUR	3,370,000	3,857,694
European Financial Stability Facility, MTN, 2.75%, 12/3/29	EUR	2,000,000	2,690,603
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	1,531,000	2,342,050
Telecom Italia Capital SA, 6.375%, 11/15/33		$1,155,000	1,187,629
			10,077,976

Mexico — 0.1%
Minera Mexico SA de CV, 4.50%, 1/26/50(1)		800,000	831,572
Multinational — 0.6%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)		1,899,000	1,947,263
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc, 4.00%, 9/1/29(1)		836,000	797,749
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)		2,025,000	1,989,492
			4,734,504
Netherlands — 0.5%
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	1,150,000	1,540,878
ING Groep NV, MTN, 2.125%, 1/10/26	EUR	1,500,000	1,786,646
Siemens Financieringsmaatschappij NV, MTN, 1.00%, 2/20/25	GBP	800,000	1,057,432
			4,384,956
Norway — 0.3%
Equinor ASA, MTN, 0.875%, 2/17/23	EUR	1,950,000	2,210,697
Portugal — 0.2%
EDP - Energias de Portugal SA, VRN, 1.70%, 7/20/80	EUR	1,500,000	1,653,895
Spain — 0.4%
Banco Santander SA, VRN, 1.72%, 9/14/27		$200,000	191,892
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	900,000	1,040,247
CaixaBank SA, MTN, VRN, 2.25%, 4/17/30	EUR	1,400,000	1,613,970
			2,846,109
United Kingdom — 1.6%
Barclays plc, MTN, VRN, 2.00%, 2/7/28	EUR	1,000,000	1,140,112
British Telecommunications plc, 3.25%, 11/8/29(1)		$105,000	104,630
International Game Technology plc, 5.25%, 1/15/29(1)		780,000	798,018
Lloyds Banking Group plc, VRN, 1.875%, 1/15/26	GBP	770,000	1,027,940
Lloyds Banking Group plc, VRN, 1.99%, 12/15/31	GBP	1,000,000	1,296,120
Marks & Spencer plc, 4.50%, 7/10/27	GBP	600,000	821,210
Nationwide Building Society, MTN, VRN, 2.00%, 7/25/29	EUR	700,000	809,011
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)		$650,000	678,391
NatWest Group plc, MTN, VRN, 2.11%, 11/28/31	GBP	900,000	1,164,490
Tesco plc, MTN, 5.00%, 3/24/23	GBP	1,150,000	1,604,953
Vodafone Group plc, VRN, 4.20%, 10/3/78	EUR	1,400,000	1,683,235
Vodafone Group plc, VRN, 2.625%, 8/27/80	EUR	500,000	559,612
Wm Morrison Supermarkets plc, MTN, 3.50%, 7/27/26	GBP	700,000	936,770
			12,624,492
United States — 12.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.875%, 2/15/30(1)		$1,318,000	1,344,591
Ally Financial, Inc., 5.75%, 11/20/25		1,360,000	1,498,168
AMC Networks, Inc., 4.25%, 2/15/29		1,490,000	1,435,481
American Airlines Pass Through Trust, Series 2021-1, Class A, 2.875%, 1/11/36		760,000	737,909
American Finance Trust, Inc. / American Finance Operating Partner LP, 4.50%, 9/30/28(1)		2,020,000	1,962,460
AT&T, Inc., 1.80%, 9/14/39	EUR	700,000	759,622
AT&T, Inc., 3.55%, 9/15/55		$396,000	374,712
Avantor Funding, Inc., 3.875%, 11/1/29(1)		1,360,000	1,308,007
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	900,000	1,226,617
Blue Owl Finance LLC, 3.125%, 6/10/31(1)		$132,000	123,681
Boeing Co. (The), 5.15%, 5/1/30		370,000	417,021
Bristol-Myers Squibb Co., 2.55%, 11/13/50		590,000	521,096
Builders FirstSource, Inc., 5.00%, 3/1/30(1)		553,000	568,514
Builders FirstSource, Inc., 4.25%, 2/1/32(1)		399,000	391,263
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)		830,000	846,393
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)		1,670,000	1,596,086
Centene Corp., 4.625%, 12/15/29		320,000	333,261
Centene Corp., 3.375%, 2/15/30		884,000	868,853

CF Industries, Inc., 5.15%, 3/15/34		340,000	392,893
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.50%, 6/1/41		295,000	264,747
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)		750,000	732,930
Coinbase Global, Inc., 3.375%, 10/1/28(1)		1,691,000	1,519,440
Comcast Corp., 3.75%, 4/1/40		120,000	127,338
CSC Holdings LLC, 7.50%, 4/1/28(1)		615,000	636,906
CSC Holdings LLC, 4.50%, 11/15/31(1)		490,000	457,351
DAE Funding LLC, 1.55%, 8/1/24(1)		433,000	422,105
DAE Funding LLC, 3.375%, 3/20/28(1)		429,000	424,635
Dell International LLC / EMC Corp., 4.90%, 10/1/26		455,000	499,734
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)		785,000	789,789
DISH DBS Corp., 5.25%, 12/1/26(1)		765,000	743,484
Dollar Tree, Inc., 2.65%, 12/1/31		485,000	468,760
EPR Properties, 4.95%, 4/15/28		3,274,000	3,448,211
EPR Properties, 3.60%, 11/15/31		369,000	353,484
EQM Midstream Partners LP, 4.50%, 1/15/29(1)		590,000	564,444
Ford Motor Credit Co. LLC, 2.90%, 2/10/29		1,100,000	1,044,093
Freeport-McMoRan, Inc., 4.625%, 8/1/30		1,210,000	1,260,844
General Motors Financial Co., Inc., 1.55%, 7/30/27	GBP	1,000,000	1,281,598
General Motors Financial Co., Inc., 2.40%, 10/15/28		$345,000	333,039
General Motors Financial Co., Inc., 3.10%, 1/12/32		320,000	313,627
Glencore Funding LLC, 2.625%, 9/23/31(1)		450,000	421,418
Global Atlantic Fin Co., 3.125%, 6/15/31(1)		235,000	224,683
Goldman Sachs Group, Inc. (The), MTN, 4.25%, 1/29/26	GBP	900,000	1,305,985
Gray Escrow II, Inc., 5.375%, 11/15/31(1)		$1,147,000	1,133,007
Hill City Funding Trust, 4.05%, 8/15/41(1)		715,000	656,659
HP, Inc., 2.65%, 6/17/31		570,000	544,863
IIP Operating Partnership LP, 5.50%, 5/25/26		1,020,000	1,050,706
International Business Machines Corp., 1.75%, 3/7/28	EUR	1,100,000	1,315,686
Iron Mountain, Inc., 4.875%, 9/15/29(1)		$1,620,000	1,601,508
Jane Street Group / JSG Finance, Inc., 4.50%, 11/15/29(1)		1,275,000	1,251,993
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29		350,000	336,613
KB Home, 4.80%, 11/15/29		1,557,000	1,627,127
Kraft Heinz Foods Co., 5.00%, 6/4/42		339,000	386,764
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)		1,720,000	1,685,910
Level 3 Financing, Inc., 4.625%, 9/15/27(1)		923,000	920,568
LFS Topco LLC, 5.875%, 10/15/26(1)		598,000	613,303
LPL Holdings, Inc., 4.375%, 5/15/31(1)		936,000	918,815
Microchip Technology, Inc., 4.25%, 9/1/25		2,055,000	2,117,639
Mondelez International, Inc., 1.375%, 3/17/41	EUR	2,000,000	2,102,024
Mozart Debt Merger Sub, Inc., 3.875%, 4/1/29(1)		$645,000	622,531
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27		1,955,000	2,010,199
National Health Investors, Inc., 3.00%, 2/1/31		748,000	701,868
NCR Corp., 5.125%, 4/15/29(1)		975,000	974,542
Netflix, Inc., 3.625%, 6/15/25(1)		178,000	184,581
Netflix, Inc., 4.875%, 4/15/28		1,163,000	1,281,742
Netflix, Inc., 5.875%, 11/15/28		365,000	423,462
Novelis Corp., 4.75%, 1/30/30(1)		462,000	460,362
Novelis Corp., 3.875%, 8/15/31(1)		486,000	458,485
Oracle Corp., 3.60%, 4/1/40		550,000	509,816
Owl Rock Capital Corp., 2.625%, 1/15/27		710,000	680,782
Owl Rock Technology Finance Corp., 6.75%, 6/30/25(1)		717,000	792,145
Owl Rock Technology Finance Corp., 2.50%, 1/15/27		418,000	400,351
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 4.875%, 5/15/29(1)		201,000	198,973
Penn National Gaming, Inc., 4.125%, 7/1/29(1)		658,000	619,517

Prospect Capital Corp., 3.71%, 1/22/26		445,000	444,548
Qorvo, Inc., 4.375%, 10/15/29		964,000	997,918
Qorvo, Inc., 3.375%, 4/1/31(1)		675,000	658,625
RHP Hotel Properties LP / RHP Finance Corp., 4.75%, 10/15/27		1,309,000	1,291,613
RHP Hotel Properties LP / RHP Finance Corp., 4.50%, 2/15/29(1)		615,000	595,932
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/26(1)		4,399,000	4,193,831
Sabra Health Care LP, 3.20%, 12/1/31		684,000	649,982
SBL Holdings, Inc., VRN, 6.50%(1)(3)		871,000	829,628
Scientific Games International, Inc., 7.25%, 11/15/29(1)		900,000	976,302
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)		1,835,000	1,691,209
SLM Corp., 3.125%, 11/2/26		865,000	834,383
Sprint Corp., 7.625%, 2/15/25		1,200,000	1,336,956
Steel Dynamics, Inc., 3.25%, 1/15/31		750,000	763,652
Sysco Corp., 5.95%, 4/1/30		584,000	709,701
T-Mobile USA, Inc., 4.75%, 2/1/28		1,225,000	1,267,606
T-Mobile USA, Inc., 3.50%, 4/15/31		523,000	511,128
T-Mobile USA, Inc., 3.50%, 4/15/31(1)		970,000	947,981
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)		753,000	703,607
Tenet Healthcare Corp., 6.75%, 6/15/23		700,000	734,041
Tenet Healthcare Corp., 6.125%, 10/1/28(1)		445,000	447,225
Time Warner Cable LLC, 4.50%, 9/15/42		570,000	577,930
TransDigm, Inc., 4.625%, 1/15/29		1,650,000	1,569,876
Tronox, Inc., 4.625%, 3/15/29(1)		760,000	732,014
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/27		483,840	501,127
United Airlines, Inc., 4.625%, 4/15/29(1)		343,000	339,976
United Natural Foods, Inc., 6.75%, 10/15/28(1)		795,000	844,692
US Foods, Inc., 4.75%, 2/15/29(1)		1,055,000	1,037,302
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/33(1)		623,000	617,558
Verizon Communications, Inc., 4.33%, 9/21/28		330,000	363,801
ViacomCBS, Inc., 4.375%, 3/15/43		105,000	111,571
Viatris, Inc., 4.00%, 6/22/50		393,000	389,097
Victoria's Secret & Co., 4.625%, 7/15/29(1)		590,000	569,456
Walmart, Inc., 0.18%, 7/15/22	JPY	450,000,000	3,909,746
Wells Fargo & Co., VRN, 3.07%, 4/30/41		$805,000	778,060
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/28		880,000	980,396
			96,836,284
TOTAL CORPORATE BONDS (Cost $173,341,346)			168,536,803
PREFERRED STOCKS — 5.4%
Bermuda — 0.2%
Aircastle Ltd., 5.25%(1)		1,875,000	1,875,000
France — 1.8%
Accor SA, 2.625%		1,300,000	1,393,046
AXA SA, MTN, 6.69%		1,270,000	1,997,797
BNP Paribas Cardif SA, 4.03%		1,400,000	1,728,840
BNP Paribas SA, 4.625%		1,670,000	1,645,785
Credit Agricole Assurances SA, 4.25%		1,900,000	2,305,679
Electricite de France SA, 3.375%		1,600,000	1,752,142
Orange SA, MTN, 2.375%		500,000	579,514
TotalEnergies SE, MTN, 2.625%		2,900,000	3,351,009
			14,753,812
Germany — 0.4%
Allianz SE, 2.625%		800,000	856,501
Allianz SE, 3.20%(1)		2,305,000	2,135,006
			2,991,507

Italy — 1.1%
Assicurazioni Generali SpA, MTN, 4.60%	2,200,000	2,679,567
Enel SpA, 2.25%	600,000	680,761
Eni SpA, 3.375%	2,700,000	3,086,399
Intesa Sanpaolo SpA, 3.75%	900,000	972,279
Intesa Sanpaolo Vita SpA, 4.75%	1,000,000	1,197,598
		8,616,604
Netherlands — 1.2%
ING Groep NV, 3.875%	1,400,000	1,284,500
Naturgy Finance BV, 2.37%	300,000	333,746
Telefonica Europe BV, 2.875%	1,200,000	1,329,533
Telefonica Europe BV, 2.38%	1,200,000	1,254,656
Volkswagen International Finance NV, 3.875%	3,500,000	4,101,074
Wintershall Dea Finance 2 BV, 3.00%	600,000	627,640
Wintershall Dea Finance 2 BV, 2.50%	700,000	742,286
		9,673,435
Spain — 0.2%
Banco Santander SA, 4.75%	1,350,000	1,300,725
Switzerland — 0.1%
UBS Group AG, 4.875%(1)	403,000	403,443
United Kingdom — 0.1%
SSE plc, 3.125%	1,000,000	1,182,464
United States — 0.3%
Air Lease Corp., 4.125%	1,485,000	1,449,731
PNC Financial Services Group, Inc. (The), 3.40%	200,000	188,998
SVB Financial Group, 4.25%	482,000	475,373
		2,114,102
TOTAL PREFERRED STOCKS (Cost $44,681,920)		42,911,092
COLLATERALIZED LOAN OBLIGATIONS — 2.8%
Aimco CLO Ltd., Series 2019-10A, Class CR, VRN, 2.16%, (3-month LIBOR plus 1.90%), 7/22/32(1)	2,200,000	2,200,005
Aimco CLO Ltd., Series 2019-10A, Class DR, VRN, 3.16%, (3-month LIBOR plus 2.90%), 7/22/32(1)	750,000	749,135
Anchorage Capital CLO Ltd., Series 2021-19A, Class B1, VRN, 2.01%, (3-month LIBOR plus 1.85%), 10/15/34(1)	1,750,000	1,752,452
Ares XXXIX CLO Ltd., Series 2016-39A, Class CR2, VRN, 2.29%, (3-month LIBOR plus 2.05%), 4/18/31(1)	2,000,000	2,001,998
CarVal CLO III Ltd., Series 2019-2A, Class DR, VRN, 3.20%, (3-month LIBOR plus 2.95%), 7/20/32(1)	1,400,000	1,403,831
CBAM Ltd., Series 2018-7A, Class B1, VRN, 1.85%, (3-month LIBOR plus 1.60%), 7/20/31(1)	2,300,000	2,292,010
CIFC Funding Ltd., Series 2021-4A, Class C, VRN, 2.09%, (3-month LIBOR plus 1.85%), 7/15/33(1)	3,800,000	3,775,672
Elmwood CLO VIII Ltd., Series 2021-1A, Class C1, VRN, 2.20%, (3-month LIBOR plus 1.95%), 1/20/34(1)	1,775,000	1,760,465
Elmwood CLO VIII Ltd., Series 2021-1A, Class D1, VRN, 3.25%, (3-month LIBOR plus 3.00%), 1/20/34(1)	1,000,000	1,005,206
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 1.74%, (3-month LIBOR plus 1.50%), 4/15/31(1)	2,050,000	2,044,106
Marathon Clo Ltd., Series 2021-17A, Class B1, VRN, 2.89%, (3-month LIBOR plus 2.68%), 1/20/35(1)	1,800,000	1,801,724
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 1.94%, (3-month LIBOR plus 1.70%), 4/18/33(1)	1,500,000	1,500,909
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $22,269,965)		22,287,513
EXCHANGE-TRADED FUNDS — 2.5%
iShares JP Morgan USD Emerging Markets Bond ETF	76,000	8,008,880
VanEck J. P. Morgan EM Local Currency Bond ETF	422,000	12,111,400
TOTAL EXCHANGE-TRADED FUNDS (Cost $21,347,331)		20,120,280
ASSET-BACKED SECURITIES — 1.6%
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(1)	1,743,750	1,701,146
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(1)	5,800,000	5,704,168
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	841,237	863,957
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(1)	1,651,355	1,628,766
Goodgreen Trust, Series 2021-1A, Class A SEQ, 2.66%, 10/15/56(1)	1,084,382	1,060,502

Progress Residential Trust, Series 2020-SFR2, Class C, 3.08%, 6/17/37(1)	750,000	752,931
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class D, 4.18%, 8/20/36(1)	771,271	768,909
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D, 3.17%, 11/20/37(1)	610,024	605,778
TOTAL ASSET-BACKED SECURITIES (Cost $13,241,140)		13,086,157
BANK LOAN OBLIGATIONS(4) — 0.2%
DirecTV Financing, LLC, Term Loan, 8/2/27(5) (Cost $1,533,825)	1,530,000	1,534,070
SHORT-TERM INVESTMENTS — 4.7%
Commercial Paper(6) — 1.6%
Credit Agricole Corporate and Investment Bank, 0.06%, 2/1/22(1)	12,688,000	12,687,977
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	212,586	212,586
Repurchase Agreements — 1.9%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.25% - 6.00%, 4/30/24 - 2/15/49, valued at $ 3,491,612) in a joint trading account at 0.02%, dated 1/31/22, due 2/1/22 (Delivery value $ 3,430,943)		3,430,941
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 05/15/41, valued at $ 11,665,792) at 0.02%, dated 1/31/22, due 2/1/22 (Delivery value $ 11,437,006)		11,437,000
		14,867,941
Treasury Bills — 1.2%
U.S. Treasury Bills, 0.04%, 3/10/22(6)(7)	10,000,000	9,999,715
TOTAL SHORT-TERM INVESTMENTS (Cost $37,768,074)		37,768,219
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $789,199,395)		795,857,409
OTHER ASSETS AND LIABILITIES — 0.1%		723,569
TOTAL NET ASSETS — 100.0%		$796,580,978

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	6,196,165	USD	4,465,204	Bank of America N.A.	3/16/22	$(83,380)
USD	5,454,358	AUD	7,604,224	Bank of America N.A.	3/16/22	76,778
USD	3,794,303	AUD	5,326,982	UBS AG	3/16/22	27,150
BRL	4,522,047	USD	794,415	Goldman Sachs & Co.	3/16/22	48,020
CAD	11,957,993	USD	9,402,934	Bank of America N.A.	3/16/22	3,739
USD	575,207	CAD	735,192	Bank of America N.A.	3/16/22	(3,127)
CHF	2,491,939	USD	2,708,983	Morgan Stanley	3/16/22	(16,669)
CLP	542,940,613	USD	640,593	Goldman Sachs & Co.	3/16/22	33,666
CNY	7,193,419	USD	1,131,583	Morgan Stanley	3/16/22	(5,842)
USD	13,345,248	CNY	85,216,084	Morgan Stanley	3/16/22	9,277
COP	36,430,977,321	USD	9,236,712	Goldman Sachs & Co.	3/16/22	(55,201)
USD	7,880,804	COP	31,442,437,523	Goldman Sachs & Co.	3/16/22	(43,471)
USD	1,061,989	CZK	24,024,150	UBS AG	3/16/22	(42,122)
DKK	11,630,065	USD	1,766,615	UBS AG	3/16/22	(8,966)
DKK	17,438,750	USD	2,665,775	UBS AG	3/16/22	(30,260)
DKK	12,723,685	USD	1,959,141	UBS AG	3/16/22	(36,213)
USD	8,532,053	DKK	55,912,081	UBS AG	3/16/22	82,071
EUR	93,810,039	USD	106,171,106	JPMorgan Chase Bank N.A.	3/16/22	(682,529)
EUR	15,000	USD	17,000	JPMorgan Chase Bank N.A.	3/16/22	(132)
EUR	1,754,548	USD	2,015,649	JPMorgan Chase Bank N.A.	3/16/22	(42,675)
EUR	55,000	USD	62,499	JPMorgan Chase Bank N.A.	3/16/22	(652)
EUR	29,412	USD	33,195	JPMorgan Chase Bank N.A.	3/16/22	(121)
EUR	12,843	USD	14,504	JPMorgan Chase Bank N.A.	3/16/22	(62)
USD	2,330,389	EUR	2,063,277	JPMorgan Chase Bank N.A.	3/16/22	10,252
USD	6,507,789	EUR	5,725,966	JPMorgan Chase Bank N.A.	3/16/22	68,990

USD	1,057,471	EUR	934,520	JPMorgan Chase Bank N.A.	3/16/22	6,611
USD	548,379	EUR	491,201	JPMorgan Chase Bank N.A.	3/16/22	(3,973)
USD	439,952	EUR	391,881	JPMorgan Chase Bank N.A.	3/16/22	(715)
GBP	11,948,429	USD	15,800,722	Bank of America N.A.	3/16/22	264,634
HUF	1,672,322,464	USD	5,133,209	UBS AG	3/16/22	129,249
USD	4,218,751	HUF	1,350,358,931	UBS AG	3/16/22	(30,554)
IDR	32,365,902,064	USD	2,235,986	Goldman Sachs & Co.	3/16/22	15,528
ILS	6,310,895	USD	2,040,083	UBS AG	3/16/22	(44,687)
JPY	11,872,033,802	USD	104,562,567	Bank of America N.A.	3/16/22	(1,357,818)
JPY	147,504,803	USD	1,297,527	Bank of America N.A.	3/16/22	(15,253)
USD	670,330	JPY	75,983,886	Bank of America N.A.	3/16/22	9,794
USD	2,245,787	JPY	256,027,661	Bank of America N.A.	3/16/22	20,113
USD	1,426,423	JPY	163,473,086	Bank of America N.A.	3/16/22	5,335
KRW	18,126,452,165	USD	15,438,593	Goldman Sachs & Co.	3/16/22	(419,957)
MXN	169,131,976	USD	7,940,916	JPMorgan Chase Bank N.A.	3/16/22	199,923
MXN	68,052,147	USD	3,224,212	JPMorgan Chase Bank N.A.	3/16/22	51,346
USD	4,237,116	MXN	87,619,324	JPMorgan Chase Bank N.A.	3/16/22	19,730
USD	3,994,629	MXN	82,781,899	JPMorgan Chase Bank N.A.	3/16/22	10,083
USD	2,183,295	MXN	44,866,502	JPMorgan Chase Bank N.A.	3/16/22	23,734
USD	892,290	MYR	3,769,032	Goldman Sachs & Co.	3/16/22	(9,078)
NOK	4,276,925	USD	475,649	UBS AG	3/16/22	4,873
NZD	1,518,730	USD	1,029,434	Bank of America N.A.	3/16/22	(30,811)
NZD	11,943,068	USD	8,129,885	JPMorgan Chase Bank N.A.	3/16/22	(276,866)
USD	3,704,357	NZD	5,383,701	JPMorgan Chase Bank N.A.	3/16/22	164,371
USD	4,048,247	NZD	5,940,655	JPMorgan Chase Bank N.A.	3/16/22	142,042
USD	2,525,678	NZD	3,785,749	JPMorgan Chase Bank N.A.	3/16/22	36,404
USD	2,528,740	NZD	3,785,749	JPMorgan Chase Bank N.A.	3/16/22	39,467
USD	3,913,707	NZD	5,867,961	JPMorgan Chase Bank N.A.	3/16/22	55,301
PEN	2,680,939	USD	654,638	Goldman Sachs & Co.	3/16/22	39,626
PLN	14,206,769	USD	3,467,671	UBS AG	3/16/22	3,323
USD	4,148,376	PLN	16,836,600	UBS AG	3/16/22	34,863
RON	4,028,313	USD	913,243	Goldman Sachs & Co.	3/16/22	(891)
RUB	487,914,261	USD	6,383,806	Goldman Sachs & Co.	3/16/22	(148,015)
RUB	153,420,710	USD	2,040,788	Goldman Sachs & Co.	3/16/22	(79,994)
USD	6,140,507	RUB	480,003,469	Goldman Sachs & Co.	3/16/22	5,821
SEK	37,901,266	USD	4,203,113	UBS AG	3/16/22	(136,813)
USD	342,640	SGD	468,037	Bank of America N.A.	3/16/22	(3,755)
USD	3,092,478	THB	103,613,472	Goldman Sachs & Co.	3/16/22	(19,074)
						$(1,987,562)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bobl 5-Year Bonds	546	March 2022	$81,116,530	$(1,098,882)
Euro-OAT 10-Year Bonds	162	March 2022	29,303,652	(819,259)
Japanese 10-Year Government Bonds	56	March 2022	73,343,065	(603,893)
Korean Treasury 10-Year Bonds	155	March 2022	15,524,430	(549,283)
U.K. Gilt 10-Year Bonds	214	March 2022	35,101,123	(952,601)
U.S. Treasury 2-Year Notes	92	March 2022	19,932,375	(161,320)
			$254,321,175	$(4,185,238)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bund 10-Year Bonds	71	March 2022	$13,489,055	$374,780
Euro-Buxl 30-Year Bonds	15	March 2022	3,425,962	218,711
U.S. Treasury 5-Year Notes	329	March 2022	39,217,828	424,527
U.S. Treasury 10-Year Notes	454	March 2022	58,097,813	(24,977)
U.S. Treasury 10-Year Ultra Notes	451	March 2022	64,415,484	555,824
U.S. Treasury Long Bonds	152	March 2022	23,655,000	416,446
U.S. Treasury Ultra Bonds	13	March 2022	2,456,187	54,738
			$204,757,329	$2,020,049
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 35	Buy	(5.00)%	12/20/25	$42,300,000	$(2,984,475)	$(76,782)	$(3,061,257)
Markit CDX North America High Yield Index Series 36	Buy	(5.00)%	6/20/26	$12,000,000	(1,027,603)	137,303	(890,300)
					$(4,012,078)	$60,521	$(3,951,557)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index Monthly	Fixed Rate	Termination Date	Notional Amount		Value*
Goldman Sachs & Co.	BZDIOVRA	Pay	7.31%	1/2/24	BRL	59,213,018	$(763,574)
*Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$3,250,000	$(526)	$280,340	$279,814
CPURNSA	Receive	2.30%	2/24/26	$8,000,000	548	604,699	605,247
CPURNSA	Receive	2.29%	2/24/26	$8,000,000	549	609,351	609,900
					$571	$1,494,390	$1,494,961

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
BZDIOVRA	-	Brazil Interbank Deposit Rate
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CPI	-	Consumer Price Index
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PLN	-	Polish Zloty
RON	-	New Romanian Leu
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $192,512,450, which represented 24.2% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(3)Perpetual maturity with no stated maturity date.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(5)The interest rate will be determined upon settlement of the bank loan obligation after period end.
(6)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(7)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $8,697,575.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Hybrid securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Sovereign Governments and Agencies	—	489,613,275	—
Corporate Bonds	—	168,536,803	—
Preferred Stocks	—	42,911,092	—
Collateralized Loan Obligations	—	22,287,513	—
Exchange-Traded Funds	20,120,280	—	—
Asset-Backed Securities	—	13,086,157	—
Bank Loan Obligations	—	1,534,070	—
Short-Term Investments	212,586	37,555,633	—
	20,332,866	775,524,543	—
Other Financial Instruments
Futures Contracts	1,451,535	593,491	—
Swap Agreements	—	1,494,961	—
Forward Foreign Currency Exchange Contracts	—	1,642,114	—
	1,451,535	3,730,566	—
Liabilities
Other Financial Instruments
Futures Contracts	186,297	4,023,918	—
Swap Agreements	—	4,715,131	—
Forward Foreign Currency Exchange Contracts	—	3,629,676	—
	186,297	12,368,725	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.